Net financial expenses - Disclosure of detailed information about net finance expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Analysis of income and expense [abstract]
Interest income and other financial income	€ 188	€ 108		€ 135
Financial expenses:
Interest expense and other financial expenses:	545	178		140
Interest expense on notes	182	97		54
Interest expense on borrowings from bank	77	16		35
Other interest cost and financial expenses	286	65		51
Interest on lease liabilities	56	13		16
Write-down of financial assets	10	16		5
Net interest expense/(income) on employee benefits provisions	169	(8)		2
Total Financial expenses	780	199		163
Net expenses from derivative financial instruments and exchange rate differences	142	3		96
Total Financial expenses and Net expenses from derivative financial instruments and exchange rate differences	922	202		259
Net Financial expenses	€ 734	€ 94	[1]	€ 124	[1]

[1]	Refer to Note 3, Scope of consolidation